INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 919		$ 1,304
Finished products	1,780	[1]	3,048	[1]
Inventories	2,699		4,352
Inventory delivered to customers but not recognized in revenue	$ 1,208		$ 2,109

[1]	Includes amounts of $ 1,208 and $ 2,109 for 2014 and 2013, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.